Investments in subsidiaries, joint ventures and associates - Summary of financial position and income of subsidiaries which have relevant non-controlling interests (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial position and income of subsidiaries which have relevant non-controlling interests
Equity attributed to non-controlling participation	R$ 523,331	R$ 466,227
Income allocated to non-controlling participation for the year	R$ 77,958	R$ 39,230	R$ 33,415
Iconic Lubrificantes S.A.
Financial position and income of subsidiaries which have relevant non-controlling interests
Proportion of interest in share capital and right votes detained by non-controlling participation	44.00%	44.00%
Equity attributed to non-controlling participation	R$ 477,710	R$ 446,707
Income allocated to non-controlling participation for the year	R$ 72,505	R$ 34,955
Other investiments
Financial position and income of subsidiaries which have relevant non-controlling interests
Proportion of interest in share capital and right votes detained by non-controlling participation	0.00%	0.00%
Equity attributed to non-controlling participation	R$ 45,621	R$ 19,520
Income allocated to non-controlling participation for the year	R$ 5,453	R$ 4,275